Right-of-Use Assets and Operating Lease Liabilities - Schedule of Lease Cash Flow and Other Information (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Cash outflows from operating lease	$ 38,772	$ 36,986	$ 14,770
Right-of-use assets obtained in exchange for operating lease liabilities	124,969	78,464
Loss on lease modification	$ 1,323
Remaining lease term for operating leases (years)	1 year 11 months 23 days	1 year 2 months 23 days
Weighted average discount rate for operating leases	2.76%	3.61%